Share-based payments - Disclosure of weighted average assumptions used in the calculation of fair value of stock options (Details)	12 Months Ended
	Sep. 30, 2023 CAD ($) year $ / shares	Sep. 30, 2022 CAD ($) year $ / shares
Share-Based Payment Arrangements [Abstract]
Grant date fair value (in CAD per share) | $	$ 0	$ 20.94
Dividend yield (%)	0.00%	0.00%
Expected volatility (%)	0.00%	21.27%
Risk-free interest rate (%)	0.00%	1.28%
Expected life (years) | year	0	4.00
Exercise price (in CAD per share)	$ 0	$ 110.10
Share price (in CAD per share)	$ 0	$ 110.10